Note 22 - Discontinued Operation (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of analysis of single amount of discontinued operations [text block]
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Revenues	-	15,168	16,436
Other income	-	324	552
Loss on disposal of business	(4,207)	-	-
Expenses	-	(16,266)	(16,895)
(Loss)/profit before income tax	(4,207)	(774)	92
Income tax expense	-	149	(23)
(Loss)/gain from discontinued operations	(4,207)	(625)	69

Net cash (outflow)/inflow from operating activities	(4,207)	(625)	69
Net cash inflow/(outflow) from investing activities	-	-	-
Net cash inflow/(outflow) from financing activities	-	-	-
Net (decrease)/increase in cash generated by subsidiary	(4,207)	(625)	69

Disclosure of non-current assets held for sale and discontinued operations [text block]
	Year Ended June 30
(US dollars in thousands)	2023	2022
Assets classified as held for sale
Trade and other receivables	-	239
Property, plant and equipment	-	629
Goodwill	-	5,289
Intangible assets	-	2,056
Total assets of disposal group classified as held for sale	-	8,214

Liabilities directly associated with assets classified as held for sale
Trade and other payables	-	91
Provisions - current	-	1,126
Lease liabilities - current	-	157
Provisions - non-current	-	74
Lease liabilities - non-current	-	49
Total liabilities of disposal group classified as held for sale	-	1,497

Consideration received or receivable [text block]
	USD 000	AUD 000
Consideration received or receivable
Cash	2,874	4,336
Fair value of contingent consideration	624	941
Less costs to sell	(362)	(525)
Total disposal consideration	3,136	4,752
Estimated carrying amount of net assets sold	6,989	10,143
Loss on sale	(3,854)	(5,391)
Reconciliation of adjusted loss on sale	USD 000	AUD 000
Gain on sale - as estimated at June 30, 2022	34	50
Cash consideration adjustment	378	529
Fair value of contingent consideration adjustment	(3,965)	(5,548)
Cost to sell adjustment	(18)	(25)
Carrying amount of net assets sold adjustment	(283)	(397)
Loss on sale	(3,854)	(5,391)